Note 3 - Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis 1 (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of liabilities	$ 44,954	$ 84,596	$ 583,734
Stock Purchase Warrants [Member]
Liability classified stock purchase warrants	44,954	84,596	583,734
Fair Value, Inputs, Level 1 [Member]
Fair value of liabilities
Fair Value, Inputs, Level 1 [Member] | Stock Purchase Warrants [Member]
Liability classified stock purchase warrants
Fair Value, Inputs, Level 2 [Member]
Fair value of liabilities
Fair Value, Inputs, Level 2 [Member] | Stock Purchase Warrants [Member]
Liability classified stock purchase warrants
Fair Value, Inputs, Level 3 [Member]
Fair value of liabilities	44,954	84,596	583,734
Fair Value, Inputs, Level 3 [Member] | Stock Purchase Warrants [Member]
Liability classified stock purchase warrants	$ 44,954	$ 84,596	$ 583,734